UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22356

Archer Series Trust

(Exact name of registrant as specified in charter)

9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Address of principal executive offices)(Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

(Name and address of agent for service)

Copy to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800)238-7701

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Archer Balanced Fund
	Schedule of Investments
	May 31, 2016 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 63.61%

Air Courier Services - 1.76%
3,000	FedEx Corp.	$ 494,910

Air Transportation, Scheduled - 1.36%
12,000	American Airlines Group, Inc.	382,920

Aircraft - 1.12%
2,500	Boeing Co.	315,375

Aircraft Engines & Engine Parts - 1.79%
5,000	United Technologies Corp.	502,900

Beverage - 1.26%
3,500	PepsiCo, Inc.	354,095

Biological Products (No Diagnostic Substances) - 1.76%
1,700	Biogen, Inc. *	492,541

Cable & Other Pay Television Services - 5.11%
7,000	Comcast Corporation	443,100
10,000	Walt Disney Co.	992,200
		1,435,300
Commercial Banks, NEC - 1.79%
11,500	Toronto Dominion Bank	501,400

Electric Services - 1.93%
4,500	NextEra Energy, Inc.	540,540

Electronic Computers - 1.81%
5,100	Apple, Inc.	509,286

Food & Kindred Products - 1.29%
4,900	Nestle S.A. ADR	362,110

Footwear - 1.38%
7,000	Nike, Inc. Class-B	386,540

Hospital & Medical Service Plans - 1.95%
2,500	Aetna, Inc.	283,075
2,000	Anthem, Inc.	264,320
		547,395
Motor Vehicle Parts & Accessories - 1.83%
4,500	Honeywell International, Inc.	512,235

National Commercial Banks - 3.11%
6,500	JP Morgan Chase & Co.	424,255
10,500	US Bancorp	449,610
		873,865
Natural Gas Transmission - 2.00%
31,000	Kinder Morgan, Inc.	560,480

Oil, Gas Field Services, NBC - 1.22%
4,500	Schlumberger, Ltd. (France)	343,350

Petroleum Refining - 1.08%
3,000	Chevron Corp.	303,000

Pharmaceutical Preparations - 5.73%
4,000	Johnson & Johnson	450,760
9,000	Merck & Co., Inc.	506,340
14,000	Pfizer	485,800
4,000	Sanofi	164,800
		1,607,700
Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.55%
3,000	Dow Chemicals Co.	154,080

Railroad, Line-Haul Operating - 1.41%
4,700	Union Pacific Corp.	395,693

Retail-Drug Stores - 2.06%
6,000	CVS Caremark Corp.	578,700

Retail-Eating Places - 2.11%
10,800	Starbucks Corp.	592,812

Retail-Lumbar & Other Building Material Dealers - 1.88%
4,000	The Home Depot, Inc.	528,480

Retail-Variety Stores - 2.56%
5,000	Target Corp.	343,900
5,300	Wal-Mart Stores, Inc.	375,134
		719,034
Semiconductors & Related Devices - 1.13%
10,000	Intel Corp.	315,900

Services-Business Services - 3.32%
3,800	Accenture PLC, Class-A (Ireland)	452,086
5,000	MasterCard, Inc. Class-A	479,500
		931,586
Services-Computer Programming, Data Processing, Etc. - 2.49%
300	Alphabet, Inc. - Class A *	224,655
4,000	Facebook, Inc. *	475,240
		699,895
Services-Prepackaged Software - 2.08%
11,000	Microsoft Corp.	583,000

Sugar & Confectionery Products - 0.99%
3,000	Hershey Co.	278,550

Telephone Communciations - 3.73%
13,700	AT&T, Inc.	536,355
10,000	Verizon Communications, Inc.	509,000
		1,045,355

TOTAL FOR COMMON STOCK (Cost $14,300,379) - 63.61%		17,849,027

CORPORATE BONDS - 20.56% (a)

Agriculture Chemicals - 0.30%
75,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	85,445

Airlines - 0.55%
150,000	Southwest Airlines Co., 2.750% 11/06/2019	153,658

Automotive Wholesaler - 0.70%
200,000	LKQ Corp., 4.75% 05/15/2023	196,500

Banks & Financial Institutions - 0.18%
100,000	Old National Bancorp 4.125% 8/15/2024	97,769
50,000	Societe Generale Socgen Float, 1.4162%, 04/22/2020 (France) **	50,489
		148,257
Bituminous Coal & Lignite Surface Mining - 0.02%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	7,000

Cable & Other Pay Television Services - 0.36%
100,000	Viacom, Inc., 3.50%, 04/01/2017	101,587

Communications Equipment - 0.45%
125,000	Juniper Networks, Inc., 4.50%, 03/15/2024	127,593

Computer Storage Devices - 0.55%
182,000	EMC Corp., 3.375%, 06/01/2023	155,716

Crude Petroleum & Natural Gas - 1.18%
200,000	Murphy Oil Corp., 2.50%, 12/01/2017	198,932
150,000	Murphy Oil Corp., 4.000%, 06/01/2022	132,325
		331,257
Dental Equipment & Supplies - 0.74%
200,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	207,071

Distribution/Wholesale - 0.18%
50,000	Tech Data, 3.750%, 09/21/2017	51,354

Electric Services - 0.56%
150,000	Exelon Generation Co., LLC, 4.00%, 10/10/2020	157,955

Food & Kindred Products - 0.39%
100,000	Kraft Foods Group, Inc., 6.125%, 08/23/2018	109,666

Healthcare Providers & Services - 0.36%
100,000	Catholic Health Initiatives, 2.95%, 11/01/2022	100,825

Infrastructure Software - 0.27%
75,000	Symantec 3.95% 06/15/2022	74,831

Metal Mining - 0.32%
100,000	Freeport-McMoRan, Inc., 3.10%, 03/15/2020	91,188

Miscellaneous Business Credit Institution - 0.73%
100,000	Ford Motors Credit Co. LLC., 1.5141%, 11/20/2018 **	99,851
100,000	Ford Motors Credit Co. LLC., 6.625%, 08/15/2017	105,825
		205,676
Miscellaneous Manufacturing Industries - 0.39%
100,000	Hillenbrand, Inc., 5.50%, 07/15/2020	108,946

Motor Vehicle Parts & Accessories - 0.38%
100,000	Lear Corp., 5.25%, 01/15/2025	106,500

National Commerical Banks - 0.90%
100,000	Bank of America, 4.00%, 07/15/2016	100,219
150,000	Citigroup, Inc., 2.40%, 02/18/2020	150,938
		251,156
Printed Circuit Boards - 0.19%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,000

Property & Casualty Insurance - 0.83%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/2023 (Switzerland)	231,778

Radio Telephone Communications - 0.36%
100,000	T-Mobile USA, Inc., 6.464%, 04/28/2019	101,688

Real Estate - 0.79%
50,000	Aurora Military Housing, 5.35%, 12/15/2025	55,149
168,255	Cibolo Canyon CTFS, 3.00%, 8/20/2020	166,573
		221,722
Retail - Apparel & Accessory Stores - 0.55%
150,000	Hanesbrands, Inc., 6.375%, 12/15/2020	154,782

Retail - Auto & Home Supply Stores - 0.39%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	110,033

Retail - Department Stores - 0.59%
150,000	Dillards, Inc., 7.13%, 08/01/2018	165,335

Retail - Drug Stores & Proprietary Stores - 0.64%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	180,938

Retail - Variety Stores - 0.77%
200,000	Wal-Mart Stores, Inc., 3.625%, 07/08/2020	216,397

Services-Business Services - 0.59%
170,000	EBay, Inc., 2.60%, 07/15/2022	165,019

Services-Computer Programming Services - 0.63%
175,000	VeriSign, Inc., 4.625%, 05/01/2023	177,188

Services-Educational Services - 0.29%
75,000	Wash Post, 7.25%, 02/01/2019	81,525

Services-General Medical & Surgical Hospitals, NEC - 0.38%
100,000	HCA Holdings, Inc., 6.25%, 02/15/2020	107,000

Services-Prepackaged Software - 0.56%
300,000	CA, Inc., 5.375%, 12/01/2019	327,350
150,000	Symantec Corp., 4.20%, 09/15/2020	156,473
		483,823
Services-Video Tape Rental - 0.57%
150,000	Netflix, Inc., 5.375%, 02/01/2021	159,750

Transportation Services - 0.39%
100,000	Expedia, Inc., 5.95%, 08/15/2020	110,752

Wholesale-Drugs Proprietaries & Druggists' Sundries - 0.30%
75,000	Cardinal Health, Inc., 4.625%, 12/15/2020	83,007

TOTAL FOR CORPORATE BONDS (Cost $5,700,404) - 19.87%		5,575,917

STRUCTURED NOTES - 1.46% (a)

Commercial Banks, NEC - 0.27%
100,000	Barclays CMS, 11.00%, 05/14/2029 (United Kingdom) **	75,150

National Commerical Banks - 0.65%
93,000	Citigroup, Inc., 3.00%, 12/23/2019 **	94,571
100,000	JP Morgan Chase Bank, 10.50%, 01/23/2029 **	88,050
		182,621
Security Brokers, Dealers & Flotation Companies - 0.54%
125,000	Goldman Sachs, 4.114%, 11/13/2028	100,625
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	51,250
		151,875

TOTAL FOR STRUCTURED NOTES (Cost $449,624) - 1.46%		409,646

REAL ESTATE INVESTMENT TRUST - 2.39%
18,000	Duke Realty Corp.	426,060
500	PS Business Park, Inc. Series T, PFD 6.00%, 12/31/2049	13,085
3,500	Ventas, Inc.	232,155

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $487,532) - 2.39%		671,300

PREFERRED SECURITIES - 0.82%

National Commercial Banks - 0.46%
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/2049	77,100
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/2049	51,180
		128,280
Telephone Communications (No Radio Telephone) - 0.36%
2,000	QWest Corp., 6.125%, 06/01/2053	50,120
2,000	US Cellular Corp., PFD 6.95%, 05/15/2060	51,320
		101,440

TOTAL FOR PREFERRED SECURITIES (Cost $224,190) - 0.82%		229,720

MUNICIPAL BOND - 4.92% (a)

Arizona - 0.35%
75,000	La Paz City, AZ Indl. Dev. Auth., 5.40%, 12/01/2020	75,668
25,000	Sedona, AZ Wastewater 0.00%, 07/01/2021	22,541
		98,209
California - 0.71%
40,000	California State University Rev Muni, 2.785%, 11/01/2022	41,114
100,000	Kern Cnty, CA Pension Oblg., 0.00%, 08/15/2019	93,146
60,000	University Enterprises, Inc. CA 5.25%, 10/01/2020	63,740
		198,000
Georgia - 0.40%
99,000	Georgia Loc Govt., 4.75%, 06/01/2028	111,243

Illinois - 0.82%
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	97,060
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/01/2024	30,419
30,000	Illinois St., 5.877%, 3/1/2019	32,490
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/01/2021	70,145
		230,114
Indiana - 0.57%
35,000	Anderson, IN Economic Dev. Rev., 5.00%, 10/1/2028	35,088
70,000	Gary, IN Community School Bldg., 7.50%, 02/01/2029	81,192
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.750%, 01/15/2024	43,832
		160,112
Iowa - 0.73%
201,000	Tobacco Settlement Auth Iowa, 6.50%, 06/01/2023	205,436

Michigan - 0.42%
105,000	Michigan State Build America Bonds, 7.625%, 9/15/2027	119,158

Oklahoma - 0.14%
35,000	Bryan County, OK Indpt School District, 6.554%, 12/01/2029	38,623

South Carolina - 0.30%
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/2030	58,140
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/01/2029	27,358
		85,498
Texas - 0.48%
25,000	Katy Texas Schools, 5.998%, 02/15/2030	28,599
60,000	Reeves Cnty, TX Cops, 6.375%, 12/21/2021	64,724
40,000	Reeves Cnty TX Cops, 5.00%, 12/01/2016	40,170
		133,493

TOTAL FOR MUNICIPAL BOND (Cost $1,344,032) - 4.92%		1,379,886

EXCHANGE TRADED FUNDS - 0.43%

1,500	Vanguard Short-Term Corporate Bond Index ETF	120,000

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $120,108) - 0.43%		120,000

EXCHANGE TRADED NOTE - 0.86%

8,000	JPMorgan Alerian MLP Index ETN	241,680

TOTAL FOR EXCHANGE TRADED NOTE (Cost $316.951) - 0.86%		241,680

SHORT TERM INVESTMENTS - 4.89%
1,372,363	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $1,372,363)	1,372,363

TOTAL INVESTMENTS (Cost $24,548,316) *** - 99.24%		$ 27,849,539

OTHER ASSETS LESS LIABILITES - 0.76%		212,454

NET ASSETS - 100.00%		$ 28,061,993

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2016.

*** At May 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,548,316 amounted to $3,366,212, which consisted of aggregate gross unrealized appreciation of $3,942,288 and aggregate gross unrealized depreciation of $576,076.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,548,316 amounted to $3,366,212, which consisted of aggregate gross unrealized appreciation of $3,942,288 and aggregate gross unrealized depreciation of $576,076.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$17,849,027	$0	$0	$17,849,027
Real Estate Investment Trusts	$671,300	$0	$0	$671,300
Preferred Securities	$229,720	$0	$0	$229,720
Corporate Bonds	$0	$5,575,917	$0	$5,575,917
Municipal Bonds	$0	$1,379,886	$0	$1,379,886
Exchange Traded Funds	$120,000	$0	$0	$120,000
Exchange Traded Note	241,680	$0	$0	$241,680
Structured Notes	$0	$409,646	$0	$409,646
Cash Equivalents	$1,372,363	$0	$0	$1,372,363
Total	$20,484,091	$7,365,449	$0	$27,849,539

	Archer Income Fund
	Schedule of Investments
	May 31, 2016 (Unaudited)

Shares/Principal		Fair Value

CORPORATE BONDS - 57.19%

Aerospce/Defense-Major Diversified - 0.74%
75,000	Exelis, Inc., 5.55%, 10/01/2021	83,264

Agriculture Chemicals - 0.51%
50,000	CF Industries Holdings, Inc., 7.125%, 05/01/2020	56,963

Airlines - 0.92%
100,000	Southwest Airlines Co., 2.75%, 11/06/2019	102,439

Automative Wholesalers - 0.88%
100,000	LKQ Corp 4.75%, 05/15/2023	98,250

Banks & Financial Institutions - 1.68%
50,000	Lloyds Bank, Plc., 4.436%, 07/05/2033	39,450
100,000	Old National Bancorp 4.125%, 08/15/2019	97,769
50,000	Societe Generale Socgen Float, 2.5375%, 04/22/2020 (France) **	50,489
		187,707
Biotech - 1.84%
200,000	Biib 2.9%, 09/15/2020	205,968

Bituminous Coal & Lignite Surface Mining - 0.06%
50,000	Peabody Energy Corp., 7.875%, 11/01/2026	7,000

Brewery - 0.59%
250,000	Ambev Intl Finance Co., 9.50%, 07/24/2017 (Cayman Islands) **	66,135

Cable & Other Pay Television Services - 0.45%
50,000	Viacom, Inc., 3.50%, 05/01/2023	50,794

Commercial Services-Finance - 0.41%
800,000	GE Capital Corp., 8.87%, 06/02/2018	46,405

Communications Equipment - 0.68%
75,000	Juniper Networks, Inc., 4.50%, 03/15/2024	76,556

Computer & Office Equipment - 0.93%
100,000	Hewlett-Packard, 4.375%, 09/15/2021	104,585

Computer Storage Devices - 0.38%
50,000	EMC Corp., 3.375%, 06/01/2023	42,779

Consumer Finances - 0.93%
100,000	Total System Services, Inc. 3.8%, 04/01/2021	103,723

Consumer Products - 0.44%
50,000	Avon Products, Inc., 5.75`%, 03/01/2018	49,188

Container & Packaging - 0.47%
50,000	Ball Corp., 5.00%, 03/01/2022	52,250

Crude Petroleum & Natural Gas - 1.46%
75,000	Murphy Oil Corp., 2.50%, 12/01/2017	74,599
100,000	Murphy Oil Corp., 4.00%, 06/01/2022	88,217
		162,816
Dental Equipment & Supplies - 0.93%
100,000	DENTSPLY International, Inc., 4.125%, 08/15/2021	103,536

Distribution/Wholesale - 1.36%
100,000	Ingram Micro, Inc., 5.00%, 08/10/2022	100,511
50,000	Tech Data, 3.75% 09/21/2017	51,354
		151,865
Electric & Other Services Combined - 1.16%
50,000	CMS Energy, 6.250%, 02/01/2020	57,410
100,000	PPL Energy Supply LLC, 4.60%, 12/15/2021	72,500
		129,910
Electric Services - 0.96%
50,000	Edison International, 6.25%, 08/01/2049	55,250
50,000	Exelon Generation Co., LLC, 4.00%, 10/01/2020	52,652
		107,902
Food & Kindred Products - 3.28%
80,000	Conagra Foods, Inc., 9.75%, 03/01/2021	100,682
200,000	CVS 3.5%, 07/20/2022	211,046
50,000	Kraft Foods Group, Inc. 6.125%, 08/23/2018	54,833
		366,561
Guided Missiles & Space Vehicles & Parts - 0.97%
100,000	Alliant Techsystems, Inc., 6.875%, 09/15/2020	108,795

Hazardous Waste Management - 0.45%
50,000	Clean Harbors, Inc., 5.125%, 06/01/2021	50,500

Healthcare Providers & Services - 0.45%
50,000	Catholic Health Initiatives, 2.95%, 11/01/2022	50,412

Healthcare Supply Chain - 1.08%
120,000	Express Scripts 2.25%, 06/15/2019	120,963

Infrastructure Structure - 0.45%
50,000	Symantec 3.95%, 06/15/2022	49,888

Integrated Utilities - 0.91%
100,000	SO 2.95%, 07/01/2023	101,323

Medical-Generic Drugs - 0.75%
75,000	Watson Pharmaceuticals Inc., 6.125%, 08/15/2019	83,602

Metal Mining - 0.78%
100,000	Cliffs Natural Resources Inc., 4.875%, 04/01/2021	42,000
50,000	Freeport-McMoRan, Inc., 3.10%, 03/15/2020	45,594
		87,594
Miscellaneous Business Credit Institution - 1.39%
100,000	Ford Motor Credit Co. LLC., 6.625%, 08/15/2017	105,825
50,000	Ford Motor Credit Co. LLC., 1.58285%, 11/20/2018 **	49,926
		155,751
Miscellaneous Manufacturing Industries - 0.73%
75,000	Hillenbrand, Inc., 5.50%, 07/15/2020	81,709

Motor Vehicle Parts & Accessories - 0.48%
50,000	Lear Corp., 5.25%, 01/15/2025	53,250

Multimedia - 0.49%
50,000	Time Warner, 4.75%, 03/29/2021	55,366

National Commerical Banks - 0.90%
50,000	Bank of America, 4.00%, 07/15/2016	50,109
50,000	Citigroup, Inc. 2.40%, 02/18/2020	50,313
		100,422
Oil Company-Exploration & Production - 1.30%
100,000	Southwestern Energy Co., 7.125%, 10/10/2017	99,387
50,000	Whiting Petroleum Corp., 6.50%, 10/01/2018	46,250
		145,637
Oil & Gas - 0.92%
100,000	Plains Amer pp 6.125%, 01/15/2017	102,749

Printed Circuit Boards - 0.47%
50,000	Jabil Circuit, 5.625%, 12/15/2020	53,000

Property & Casualty Insurance - 1.55%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/2023 (Switzerland)	173,834

Radio Telephone Communication - 0.91%
100,000	T-Mobile US, Inc. 6.464%, 04/28/2019	101,688

Real Estate - 2.12%
50,000	Aurora Military Housing LLC, 5.35%, 12/15/2025	55,149
84,128	Cibolo Canyon CTFS 3.00%, 08/20/2020	83,286
100,000	Kinder Morgan 2.0%, 12/01/2017	98,860
		237,296
Retail-Apparel & Accessory Stores - 0.92%
100,000	Hanesbrands, Inc., 6.375%, 12/15/2020	103,188

Retail-Auto & Housing Supply Stores - 0.98%
100,000	Advanced Auto Parts, Inc., 5.75%, 05/01/2020	110,033

Retail-Department Stores - 1.35%
100,000	Dillards, Inc., 7.13%, 08/01/2018	110,223
35,000	Dillards, Inc., 7.75%, 07/15/2026	40,891
		151,114
Retail-Discretionary - 0.91%
100,000	Staples, Inc., 4.375%, 01/12/2023	101,292

Retail-Drug Stores & Proprietary Stores - 1.62%
175,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/2021	180,938

Security Broker Dealers - 2.27%
50,000	Credit Suisse, 8.25%, 02/20/2019	48,235
50,000	Morgan Stanley, 4.90%, 02/23/2017	39,297
150,000	TD Ameritrade Holding Corp., 5.60%, 12/01/19	166,596
		254,128
Services - Business Services - 0.69%
80,000	EBay, Inc., 2.60%, 07/15/2022	77,656

Services - Computer Programming Services - 0.86%
95,000	VeriSign, Inc., 4.625%, 05/01/2023	96,188

Services - Educational Services - 0.49%
50,000	Wash Post, 7.25%, 02/01/2019	54,350

Services-General Medical & Surgical Hospitals, NEC - 0.96%
100,000	HCA Holdings, 6.25%, 02/15/2021	107,000

Services-Prepackaged Software - 2.42%
200,000	CA, Inc., 5.375%, 12/01/2019	218,233
50,000	Symantec Corp., 4.20%, 09/15/2020	52,158
		270,391
Services-Video Tape Rental - 0.95%
100,000	Netflix, Inc., 5.375%, 02/01/2021	106,500

State Commercial Banks - 0.45%
50,000	United Comm BK Blairsvill, GA, 6.00%, 08/13/2018	50,000

Telephone Communications (No Radio Telephone) - 0.56%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 08/15/2026	62,248

Television Broadcasting Stations - 0.58%
54,000	CBS Broadcasting Inc., 7.125%, 11/01/2023	64,761

Tires & Inner Tubes - 1.07%
100,000	Goodyear Tire & Rubber Co., 8.755, 08/15/2020	119,250

Transportation Services - 0.99%
100,000	Expedia, Inc., 5.95%, 08/15/2020	110,752

Wholesale-Drug Proprietaries & Druggists' Sundries - 0.49%
50,000	Cardinal Health, Inc., 4.625%, 12/15/2020	55,338

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 0.48%
50,000	Anixter, Inc., 5.625%, 05/01/2019	53,500

TOTAL FOR CORPORATE BONDS (Cost $6,692,250) - 57.19%		6,398,997

EXCHANGE TRADE FUNDS - 1.63%
3,000	PowerShares Build America Bond ETF	91,800
6,000	PowerShares Preferred ETF	90,660

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $161,722) - 1.63%		182,460

EXCHANGE TRADE NOTE - 1.48%
2,800	JPMorgan Alerian MPL Index ETN	84,588
3,000	UBS ETRACS Alerian MLP Infrastructure ETN	80,640

TOTAL FOR EXCHANGE TRADED NOTE (Cost $195,025) - 1.48%		165,228

REVENUE BOND - 0.67%
75,000	WESGEN, 3.25%, 11/01/2016	75,029

TOTAL FOR REVENUE BOND (Cost $75,000) - 0.67%		75,029

REAL ESTATE INVESTMENT TRUST - 2.25%
2,500	Digital Realty Trust PFD, 6.625%, Series F	65,500
2,000	Digital Realty Trust PFD, 7.375%	55,500
3,000	Public Storage PFD, 5.200%, 12/03/2049, Series 6	77,700
2,000	Regency Centers Corp., PFD 6.625%, 12/03/2049, Series 6	52,740

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $235,884) - 2.25%		251,440

MUNICIPAL BOND - 20.05% (a)
Aizona - 0.26%
25,000	Maricopa County School District No. 66 Roosevelt Elementary 6.243%, 7/01/2026	29,219

California - 1.66%
165,000	California State Muni 6.20% 03/01/2019	186,247

Florida - 0.79%
25,000	Auburndale, FL Revenue Pub Impt., 4.30%, 12/01/2026	25,172
30,000	Osceola County, FL 6.02%, 10/01/2026	33,815
25,000	Orland Bab 7/50%, 09/01/2029	28,964
		87,951

Georgia - 1.40%
100,000	Atlantic City BOE 4.093%, 07/15/2020	100,610
50,000	Georgia Local Government 4.750%, 06/01/2028	56,184
		156,794
Illinois - 4.28%
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/01/2020	48,530
40,000	Eastern IL University Build America Bond, 5.45%, 4/1/2019	37,053
45,000	Eastern IL University Build America Bond, 5.90%, 4/1/2023	39,195
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,691
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/1/21	30,062
75,000	State of Illinois, 4.95%, 6/1/23	79,183
50,000	State of Illinois, 5.665%, 3/1/18	52,751
70,000	State of Illinois, 5.877%, 3/1/19	75,811
50,000	State of Illinois, 6.20%, 7/01/21	54,240
40,000	Kankakee VY 6.39% 07/15/2029	45,707
		479,222
Indiana - 1.44%
25,000	Brier Creek, IN School Bldg. Corp., 6.080%, 07/15/2027	27,667
35,000	Evansville Redevelopment Authority, 6.150%, 02/01/2024	39,893
80,000	Evansville Redevelopment BAB, 6.860%, 02/01/2029	93,413
		160,973
Iowa - 0.77%
84,000	Iowa Tobacco Settlement Authority, 6.500%, 06/01/2023	85,854

Louisiana - 0.27%
30,000	Louisiana ST Local Govt Envt, 5.75%, 09/01/2019	30,350

Michigan - 1.25%
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/1/2019	48,313
50,000	Macomb Interceptor Drain District, 4.950%, 05/01/2025	52,909
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	38,775
		139,997
Maryland - 0.73%
40,000	Prince Georges County, MD 6.169%, 10/15/2029	44,971
35,000	Worcester County, MD 2.50%, 12/01/18	36,273
		81,243
Minnesota - 0.25%
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 02/01/2019	27,491

Mississippi - 0.24%
25,000	Jackson Municipal Airport Authority, 4.900%, 10/01/2021	26,393

Missouri - 0.23%
25,000	Missouri State Health & Educational Fac., 5.800%, 10/01/2023	25,758

Nevada - 0.50%
50,000	County of Clark NV, 6.36%, 11/1/2024	56,399

New Jersey - 0.87%
30,000	Hoboken NJ Services, 5.330%, 02/01/2018	20,632
65,000	Hudson County, 6.890%, 03/01/2026	76,668
		97,299
New York - 2.42%
80,000	Erie County NY Tobacco Asset Corp., 6.000%, 06/01/2028	80,025
75,000	Nassau County, NY Series F, 6.800%, 10/01/2027	85,654
105,000	TSACS Inc., NY 4.75%, 6/1/22	105,116
		270,794
Ohio - 0.31%
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/1/2026	35,107

Oklahoma - 0.32%
35,000	Caddo County OK Gov't Bldg., 5.858%, 09/01/2025	36,167

Oregon - 0.26%
25,000	Oregon State School Association Pension, 5.450%, 06/30/2024	29,279

Texas - 0.31%
35,000	Reeves Cnty., TX, 5.00%, 12/1/2016	35,148
40,000	Reeves Cnty., TX, 6.375%, 12/21/2021	43,150
25,000	Reeves Cnty., TX, 6.75%, 12/01/2019	25,058
		103,356
Virginia - 0.15%
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	16,423

Wisconsin - 0.69%
75,000	Public Finance Authority, 5.750%, 06/01/2023	77,654

TOTAL FOR MUNICIPAL BOND (Cost $2,230,588) - 20.02%		2,239,968

PREFERRED SECURITIES - 3.45%
National Commercial Banks - 1.38%
2,000	Citigroup Series C, 5.800%, PFD	52,200
3,000	PNC Financial Services Group, Inc. 5.375%	77,100
1,000	Wells Fargo Series P, 5.250%, PFD	25,590
		154,890
Savings Institutions, Not Federally Chartered - 0.58%
2,500	First Republic Bank PFD, 6.700%, Series A	65,450

Telephone Communications (No Radio Telephone) - 1.48%
2,500	Qwest Corp., 6.125%, 06/01/2053	62,650
4,000	US Cellular Corp., PFD 6.950%, 5/17/2060	102,640
		165,290

TOTAL FOR PREFERRED SECURITIES (Cost $367,552) - 3.45%		385,630

STRUCTURED NOTE - 3.89% (a)
Commercial Banks, NEC - 0.34%
50,000	Barclays Bank Plc., 11.00%, 5/14/2029 (United Kingdom) **	37,575

Security Brokers, Dealers & Flotation Companies - 4.65%
75,000	Goldman Sachs Group, Inc., 7.888%, 9/5/2028 **	60,750
100,000	Goldman Sachs Group, Inc., 4.97085%, 12/13/2028 **	83,000
63,000	Goldman Sachs Group, Inc., 5.75%, 11/29/2020 **	62,089
120,000	Goldman Sachs Group, Inc., 4.114%, 11/13/2028 **	96,600
50,000	JPMorgan Chase Bank Floating Rate 1/23/29	44,025
50,000	Morgan Stanley, 3.00%, 11/09/2019 **	51,250
25,000	Morgan Stanley, 10.00%, 1/30/2035 **	20,563
113,000	Morgan Stanley, 10.00%, Indexed 1/30/2035 **	101,983
		520,259

TOTAL FOR STRUCTURED NOTE (Cost $612,634) - 4.99%		557,834

SHORT TERM INVESTMENTS - 6.91%
772,980	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $772,980)	772,980

TOTAL INVESTMENTS (Cost $11,343,635) *** - 98.94%		11,029,567

OTHER ASSETS LESS LIABILITIES - 1.43%		159,574

NET ASSETS - 100.00%		11,189,141

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes
** Variable rate security; the coupon rate shown represents the yield at May 31, 2016.
ADR - American Depository Receipt

*** At May 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,343,635 amounted to $161,568, which consisted of aggregate gross unrealized appreciation of $220,655 and aggregate gross unrealized depreciation of $382,223.

NOTES TO FINANCIAL STATEMENTS
Archer Balanced Fund
1. SECURITY TRANSACTIONS

At May 31, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,343,635 amounted to $161,568, which consisted of aggregate gross unrealized appreciation of $220,655 and aggregate gross unrealized depreciation of $382,223

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts	$251,440	$0	$0	$251,440
Exchange Trade Funds	$182,460	$0	$0	$182,460
Exchange Trade Note	165,228	$0	$0	$165,228
Corporate Bonds	$0	6,398,997	$0	$6,398,997
Municipal Bonds	$0	2,239,968	$0	$2,239,968
Preferred Securities	$385,630	$0	$0	$385,630
Revenue Bonds	75,029	$0	$0	$75,029
Structured Notes	$0	557,834	$0	$557,834
Cash Equivalents	$772,980	$0	$0	$772,980
Total	$ 1,832,768	$9,196,799	$0	$11,029,567

	Archer Stock Fund
	Schedule of Investments
	May 31, 2016 (Unaudited)

Shares/Principal		Fair Value

COMMON STOCK - 98.75%

Abrasive Asbestos & Misc Nonmetallic Mineral Products - 2.00%
5,100	Owens Corning	260,457

Agriculture Production-Livestock & Animal Specialties - 1.81%
5,300	Cal-Maine Foods, Inc.	$ 235,850

Air Transportation - 4.13%
4,000	Alaska Air Group, Inc.	265,600
6,400	Southwest Airlines Co.	271,872
		537,472
Aircraft Part & Auxiliary Equipment, Nec - 1.98%
5,500	Spirit Aerosystems *	257,290

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.60%
5,500	Under Armour, Inc. *	207,515

Arrangement of Transportation of Freight & Cargo - 1.96%
3,400	CH Robinson Worldwide, Inc.	254,932

Asset Management - 4.08%
750	Blackrock, Inc.	272,888
4,200	Cognizant Technology Solutions Corp. *	258,048
		530,936
Biological Products (No Diagnostic Substances) - 1.74%
2,600	Gilead Sciences, Inc.	226,356

Business Services - 2.25%
3,700	Visa, Inc.	292,078

Computer Storage Devices - 1.96%
9,100	EMC Corp.	254,345

Dental Equipment & Supplies - 2.01%
4,200	DENTSPLY International, Inc.	261,072

Electronic Computers - 1.92%
2,500	Apple, Inc.	249,650

Fire, Marine & Casualty Insurance - 1.91%
12,000	National General Holdings Corp.	248,760

Food & Kindred Products - 1.95%
5,700	Mondelez International, Inc.	253,593

Gen Building Contractors-Residential Buildings - 2.00%
5,700	Lennar Corp.	259,749

Hospital & Medical Service Plans - 2.20%
4,600	Centene Corp. *	286,810

Industrial Instruments for Measurement, Display & Control - 2.36%
7,500	MKS Instruments, Inc.	307,350

Life Insurance - 1.93%
5,500	MetLife, Inc.	250,525

Measuring & Controlling Devices - 1.98%
1,700	Thermo Fisher Scientific, Inc.	258,009

Motor Homes - 2.05%
4,100	Thor Industries, Inc.	266,500

Motor Vehicle Parts & Accessories - 4.27%
17,000	Gentex Corp.	281,860
2,300	Lear Corp.	273,148
		555,008
National Commercial Banks - 4.82%
17,300	Banc of California, Inc.	347,038
6,400	Suntrust Banks, Inc.	280,448
		627,486
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.35%
2,500	Zimmer Biomet Holdings, Inc.	305,275

Pharmaceutical Preparations - 7.75%
1,200	Allergan, Plc. *	282,900
7,700	Roche Holding Ltd.	253,176
1,200	Shire, Plc. ADR	223,392
4,800	Teva Pharmaceutical Industries	248,976
		1,008,444
Radio & TV Broadcasting & Communications- 1.85%
16,000	CalAmp Corp *	240,480

Real Estate Agents & Managers (For Others) - 2.21%
20,000	Interval Leisure Group, Inc. *	287,200

Retail-Auto Dealers & Gasoline Stations - 2.13%
2,300	Casey's General Stores, Inc.	276,483

Retail-Drug Stores - 2.15%
3,700	Express Scripts Holding Co. *	279,535

Retail-Retail Stores - 2.33%
1,300	ULTA Salon, Cosmetics & Fragrance, Inc. *	302,913

Semiconductors, Integrated Ciruits & Related Services - 1.64%
3,200	Skyworks Solutions, Inc.	213,632

Semiconductors & Related Devices - 1.87%
13,000	Canadian Solar, Inc. *	242,840

Services-Auto Rental & Leasing (No Drivers)- 2.03%
700	AMERCO	263,662

Services-Business Services, Nec- 1.99%
6,600	Cardtronics, Inc. *	259,314

Services-Computer Programming, Data Processing, Etc. - 2.28%
2,500	Facebook, Inc. *	297,025

Services-Computer Programming Services - 2.44%
9,000	Synchronoss Technologies, Inc. *	317,295

Services-Educational Services - 2.09%
6,500	Grand Canyon Education, Inc. *	271,440

Services-Health Services - 1.95%
3,600	ICON Public Limited Co. *	253,584

Services-Help Supply Services - 1.78%
6,200	AMN Healthcare Services, Inc. *	231,508

Services-Hospitals - 1.84%
3,500	Mednax, Inc. *	239,575

Shipping - 1.31%
2,000	Citrix Systems, Inc. *	169,840

Telephone & Telegraph Apparatus - 1.97%
5,700	Netgear, Inc. *	256,500

holesale-Motor Vehicles & Mortor Vehicle Parts & Supplies - 1.91%
7,500	LKQ Corp. *	248,025

TOTAL FOR COMMON STOCK (Cost $10,704,592) - 98.75%		12,846,313

SHORT TERM INVESTMENTS - 0.74%
96,733	Fidelity Money Market Portfolio Class Select 0.16%** (Cost $96,733)	96,733

TOTAL INVESTMENTS (Cost $11,115,738) *** - 100.05%		12,943,045

LIABILITIES LESS OTHER ASSETS - 0.50%		65,400

NET ASSETS - 100.00%		13,008,445

* Non-income producing
** Variable rate security; the coupon rate shown represents the yield at May 31, 2016.

*** At May 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,943,045 amounted to $1,827,308, which consisted of aggregate gross unrealized appreciation of $2,096,121 and aggregate gross unrealized depreciation of $269,814.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Archer Stock Fund
1. SECURITY TRANSACTIONS

At May 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,115,738 amounted to $1,827,308, which consisted of aggregate gross unrealized appreciation of $2,096,121 and aggregate gross unrealized depreciation of $269,814.

2. SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.

United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost.  Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value  (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3.

- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's assets carried at fair value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$12,846,313	$0	$0	$12,846,313
Cash Equivalents	$96,733	$0	$0	$96,733
Total	$12,943,045	$0	$0	$12,943,045

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Series Trust

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Troy C. Patton

* Troy C. Patton

President

Date July 28, 2016

By /s/Bob Anastasi

*Bob Anastasi

Treasurer

Date July 28, 2016

* Print the name and title of each signing officer under his or her signature.